Staff costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Staffing Costs [Abstract]
Staffing costs

16. Staff costs

	Year ended December 31,
in USD ‘000	2021	2020	2019
Wages and salaries	11,110	10,262	10,403
Social charges	1,690	1,699	2,124
Post-employment benefits expense	145	1,176	145
Share-based payments	5,843	6,506	11,884
Total staff costs	18,788	19,643	24,556

The Group employed on average 45.8 full-time equivalents (“FTE”) in 2021, compared to 46.2 FTE in 2020 and 48.5 FTE in 2019, and 48.3 FTE as of December 31, 2021 compared to 42.7 FTE as of December 31, 2020 and 50.1 FTE as of December 31, 2019.

For the year ended December 31, 2019, the post-employment benefits line included a gain of USD 527 thousand relating to the plan amendments enacted during the year. No amendment occurred during the year ended December 31, 2020. For the year ended December 31, 2021, the post-employment benefit line included a gain of USD 864 thousand relating to the plan amendments enacted during the year.